Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,071,997)	$ (4,509,547)	$ (2,518,864)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	48,565	59,278	55,076
Amortization		428,431	428,431
Financial expenses (income) in connection with convertible loans	67,684	(167,364)	7,892,632
Change in fair value of warrants and capital note	(13,533)	(91,516)	(8,112,118)
Interest in connection with short term loans		819	4,004
Share-based compensation	68,251	480,942	458,373
Restricted shares issued for services		6,750
Intangible asset impairment		2,108,117
Change in operating assets and liabilities:
Change in accounts receivable, net	41,572	(64,074)	152,754
Change in other current assets	(94,338)	22,471	(162,681)
Change in inventory, net	(4,427)	29,691	16,822
Change in trade payables	13,871	(117,555)	14,142
Change in employees and payroll accruals	(1,302)	(489,476)	433,313
Change in accrued expenses and other current liabilities	(265,436)	(586,393)	484,690
Total adjustments	(139,093)	1,620,121	1,665,438
Net cash used in operating activities	(2,211,090)	(2,889,426)	(853,426)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(15,916)	(93,168)	(1,869)
Net cash used in investing activities	(15,916)	(93,168)	(1,869)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in in short term bank credit		(69,877)	14,032
Proceeds in connection with issuance of ordinary shares	2,506,534	3,395,000
Change in in short term loans			230,000
Proceeds from convertible loans and related warrants			255,000
Advance payment on the account of issuing ordinary shares			350,000
Net cash provided by financing activities	2,506,534	3,325,123	849,032
Increase (Decrease) in cash and restricted cash	279,528	342,529	(6,263)
CASH AND RESTRICTED CASH AT THE BEGINNING OF THE YEAR	367,593	25,064	31,327
CASH AND RESTRICTED CASH AT THE END OF THE YEAR	647,121	367,593	25,064
SUPPLEMENTAL INFORMATION AND DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Conversion of convertible loans including interest to ordinary shares			13,077,466
Allocation of the 8,000,000 warrants FV granted to former Jet CU shareholders to the consolidated statement of shareholders’ equity (deficit) as of September 23, 2021 in exchange for 5,428,572 additional ordinary shares			488,907
Conversion of short-term loans including interest to ordinary shares		234,823
Right of use asset recognized with corresponding lease liabilities		135,107
Cash	629,957	362,609	19,437
Restricted cash	17,164	4,984	5,627
Total	$ 647,121	$ 367,593	$ 25,064